NYSE

Received SEC

OCT 17 2017

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010899

CERTNYS
001-38237

October 17, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of Sea Limited, under the Exchange Act of 1934.

- American depositary shares, each representing one Class A ordinary share, par value US$0.0005 per share
- Class A ordinary shares, par value US$0.0005 per share (application for the Class A ordinary shares, is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares, pursuant to the requirements of the Securities and Exchange Commission)

Sincerely,

Silvio Conte